Short-Term Investment - Schedule of Short-Term Investments (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Short-Term Investments [Member]
Schedule of Short-Term Investments [Line Items]
Private investment fund		$ 10,300,869